Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration Risk

During the year ended March 31, 2026, there were three customers (2025: four customers) (2024: three customers) generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the year ended March 31,
	2026	2025	2024
Customer A	48.2%	* %	-%
Customer B	22.0%	* %	* %
Customer C	19.9%	12.4%	61.1%
Customer D	*%	30.1%	21.8%
Customer E	*%	21.1%	10.4%
Customer F	-%	35.8%	-%

*	Comprised less than 10% of revenue for the respective period.

As of March 31, 2026 and 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2026	2025
Customer A	30.9%	16.0%
Customer B	26.1%	-%
Customer C	24.5%	-%
Customer D	18.5%	-%
Customer E	-%	42.6%
Customer F	-%	41.4%

During the year ended March 31, 2026, there was nil  supplier (2025: one supplier) (2024: nil supplier) accounted for over 10% of the total cost of revenue for that year.

	For the year ended March 31,
	2026	2025	2024
Supplier B	-%	31.3%	-%